OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current non-financial assets
Total		$ 129,854	$ 129,837
Non-current non-financial assets
Other non-current non-financial assets		86,948	121,521
Total		20,346	56,600
Current non-financial liabilities
Other Current non-financial liablities		212,610	153,950
Total		537,596	500,344
Non-current non-financial liabilities
Other non-current non-financial liablities		112,067	112,340
Total		4,044,279	3,778,567
Financial Assets and Liabilities [Member]
Current non-financial assets
Roads to amortize current		41,456	43,301
Prepayment to amortize (insurance + others)		14,020	21,257
Recoverable taxes (Relating to purchases)		67,778	60,823
Other current non-financial assets		6,600	4,456
Total		129,854	129,837
Non-current non-financial assets
Roads to amortize, non-current		78,418	112,937
Guarantee values		3,295	2,893
Recoverable taxes		1,519	1,835
Other non-current non-financial assets		3,716	3,856
Total		86,948	121,521
Current non-financial liabilities
Provision of minimum dividend	[1]	182,890	116,123
ICMS tax payable		9,109	12,593
Other tax payable		14,034	23,040
Other Current non-financial liablities		6,577	2,194
Total		212,610	153,950
Non-current non-financial liabilities
ICMS tax payable		111,134	110,532
Other non-current non-financial liablities		933	1,808
Total		$ 112,067	$ 112,340

[1]	Provision includes a minimum dividend of subsidiary minority.